Consolidated statement of changes in equity (deficit) - CAD ($)	Capital stock Initial Public Offering	Capital stock	Capital stock to be issued	Contributed surplus	Deficit	Accumulated other comprehensive income	Initial Public Offering	Total
Shareholders' equity (deficiency) at Aug. 31, 2018		$ 600			$ (403,393)			$ (402,793)
Shareholders' deficiency (in shares) at Aug. 31, 2018		3,743,491
Total comprehensive income					233,066			233,066
Repurchase of capital stock (note 16)		$ 75						75
Repurchase of capital stock (note 16) (in shares)		(467,936)
Subscriptions to capital stock received in advance of issuance (note 16)			$ 37,500					37,500
Shareholders' equity (deficiency) at Aug. 31, 2019		$ 525	37,500		(170,327)			(132,302)
Shareholders' deficiency (in shares) at Aug. 31, 2019		3,275,555
Total comprehensive income					(2,275,532)			(2,275,532)
Subscriptions to capital stock received in advance of issuance (note 16)								(37,500)
Net of transactions cost		$ 2,497,288	$ 37,500					2,459,788
Net of transactions costs (in shares)		1,309,446
Share-based compensation [note 19]				$ 739,961				739,961
Shareholders' equity (deficiency) at Aug. 31, 2020		$ 2,497,813		739,961	(2,445,859)			791,915
Shareholders' deficiency (in shares) at Aug. 31, 2020		4,585,001
Total comprehensive income					(15,113,907)	$ 388,566		(14,725,341)
Net of transactions cost	$ 33,158,513	$ 2,231,999					$ 33,158,513	2,231,999
Net of transactions costs (in shares)	2,760,000	595,715
Conversion of related party loans into shares [notes 17 & 18]		$ 898,489						898,489
Conversion of related party loans into shares [notes 17 & 18] (in shares)		69,650
Shares issued as consideration for the acquisition of intangible assets [notes 11 & 18]		$ 573,936						573,936
Shares issued as consideration for the acquisition of intangible assets [notes 11 & 18] (in shares)		30,000
Shares issued as consideration in a business combination [notes 5 & 18]		$ 3,474,232						3,474,232
Shares issued as consideration in a business combination [notes 5 & 18] (in shares)		284,495
Share-based compensation [note 19]				7,121,444				7,121,444
Shareholders' equity (deficiency) at Aug. 31, 2021		$ 42,834,982		$ 7,861,405	$ (17,559,766)	$ 388,566		$ 33,525,187
Shareholders' deficiency (in shares) at Aug. 31, 2021		8,324,861